Income Tax Reimbursement Claims	12 Months Ended
Dec. 31, 2017
Income Tax Reimbursement Claims
Income Tax Reimbursement Claims	6. Income tax reimbursement claims These consist of claims for tax refunds relating to withheld capital gains tax, plus the Solidarity Surcharge (EUR 52 thousand; previous year EUR 33 thousand).